Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	jhretlivportfd-20160701_SupplementTextBlock

John Hancock Funds II
Supplement dated July 1, 2016 to the current Prospectus
John Hancock Retirement Living through 2060 Portfolio (the "fund")

Effective July 1, 2016, the Annual fund operating expenses table and the Expense example table in the "Fund summary" section applicable to each fund is revised and restated as follows:

Retirement Living through 2060 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	I	R1	R2	R3	R4	R5	R6
Management fee	0.07	0.07	0.07	0.07	0.07	0.07	0.07	0.07
Distribution and service (Rule 12b-1) fees	0.30	0.00	0.50	0.25	0.50	0.25	0.00	0.00
Other expenses [1]
Service plan fee	0.00	0.00	0.25	0.25	0.15	0.10	0.05	0.00
Additional other expenses	2.07	2.06	1.96	1.96	1.96	1.96	1.96	1.96
Total other expenses	2.07	2.06	2.21	2.21	2.11	2.06	2.01	1.96
Acquired fund fees and expenses [2]	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75
Total annual fund operating expenses	3.19	2.88	3.53	3.28	3.43	3.13	2.83	2.78
Contractual expense reimbursement [3]	–2.18	–2.18	–2.20	–2.20	–2.20	–2.30[4]	–2.20	–2.20
Total annual fund operating expenses after expense reimbursements	1.01	0.70	1.33	1.08	1.23	0.83	0.63	0.58

1 "Other expenses" have been estimated for the fund's first year of operations.

2 "Acquired fund fees and expenses" are based on the estimated indirect net expenses associated with the fund's anticipated investments in underlying investment companies.

3 The advisor contractually agrees to reduce its management or, if necessary, make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The advisor also contractually agrees to reduce its management fee or, if necessary, make payment to Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares, as applicable, in an amount equal to the amount by which expenses of the class exceed 0.75%, 0.50%, 0.65%, 0.25%, 0.05%, and 0.00%, respectively, of average annual net assets (on an annualized basis) attributable to the class. For purposes of this agreement, "expenses of the class" means all expenses attributable to the share class, excluding fund level expenses such as (a) advisory fees, (b) acquired fund fees, (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and (g) short dividend expense. This agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

4 The distributor contractually agrees to waive 0.10% of Rule 12b-1 fees for Class Class R4 shares. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	A	I	R1	R2	R3	R4	R5	R6
1 year	598	72	135	110	125	85	64	59
3 years	1,240	685	878	804	848	749	668	653

(John Hancock Retirement Living through 2060 Portfolio - Classes A, I, R1, R2, R3, R4, R5 and R6) | (John Hancock Retirement Living through 2060 Portfolio)
Prospectus:	rr_ProspectusTable
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2017
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the fund's first year of operations.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Acquired fund fees and expenses" are based on the estimated indirect net expenses associated with the fund's anticipated investments in underlying investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(John Hancock Retirement Living through 2060 Portfolio - Classes A, I, R1, R2, R3, R4, R5 and R6) | (John Hancock Retirement Living through 2060 Portfolio) | Class A
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.07%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Service plan fee	rr_Component1OtherExpensesOverAssets	none	[1]
Additional other expenses	rr_Component2OtherExpensesOverAssets	2.07%	[1]
Total other expenses	rr_OtherExpensesOverAssets	2.07%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.19%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.18%)	[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 598
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,240
(John Hancock Retirement Living through 2060 Portfolio - Classes A, I, R1, R2, R3, R4, R5 and R6) | (John Hancock Retirement Living through 2060 Portfolio) | Class I
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.07%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	none	[1]
Additional other expenses	rr_Component2OtherExpensesOverAssets	2.06%	[1]
Total other expenses	rr_OtherExpensesOverAssets	2.06%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.88%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.18%)	[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 685
(John Hancock Retirement Living through 2060 Portfolio - Classes A, I, R1, R2, R3, R4, R5 and R6) | (John Hancock Retirement Living through 2060 Portfolio) | Class R1
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.07%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[1]
Additional other expenses	rr_Component2OtherExpensesOverAssets	1.96%	[1]
Total other expenses	rr_OtherExpensesOverAssets	2.21%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.53%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.20%)	[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 135
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 878
(John Hancock Retirement Living through 2060 Portfolio - Classes A, I, R1, R2, R3, R4, R5 and R6) | (John Hancock Retirement Living through 2060 Portfolio) | Class R2
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.07%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[1]
Additional other expenses	rr_Component2OtherExpensesOverAssets	1.96%	[1]
Total other expenses	rr_OtherExpensesOverAssets	2.21%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.28%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.20%)	[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 804
(John Hancock Retirement Living through 2060 Portfolio - Classes A, I, R1, R2, R3, R4, R5 and R6) | (John Hancock Retirement Living through 2060 Portfolio) | Class R3
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.07%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.15%	[1]
Additional other expenses	rr_Component2OtherExpensesOverAssets	1.96%	[1]
Total other expenses	rr_OtherExpensesOverAssets	2.11%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.43%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.20%)	[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.23%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 125
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 848
(John Hancock Retirement Living through 2060 Portfolio - Classes A, I, R1, R2, R3, R4, R5 and R6) | (John Hancock Retirement Living through 2060 Portfolio) | Class R4
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.07%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Additional other expenses	rr_Component2OtherExpensesOverAssets	1.96%	[1]
Total other expenses	rr_OtherExpensesOverAssets	2.06%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.13%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.30%)	[3],[4]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 749
(John Hancock Retirement Living through 2060 Portfolio - Classes A, I, R1, R2, R3, R4, R5 and R6) | (John Hancock Retirement Living through 2060 Portfolio) | Class R5
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.07%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	0.05%	[1]
Additional other expenses	rr_Component2OtherExpensesOverAssets	1.96%	[1]
Total other expenses	rr_OtherExpensesOverAssets	2.01%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.83%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.20%)	[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 668
(John Hancock Retirement Living through 2060 Portfolio - Classes A, I, R1, R2, R3, R4, R5 and R6) | (John Hancock Retirement Living through 2060 Portfolio) | Class R6
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.07%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	none	[1]
Additional other expenses	rr_Component2OtherExpensesOverAssets	1.96%	[1]
Total other expenses	rr_OtherExpensesOverAssets	1.96%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.78%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.20%)	[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 653

[1]	"Other expenses" have been estimated for the fund's first year of operations.
[2]	"Acquired fund fees and expenses" are based on the estimated indirect net expenses associated with the fund's anticipated investments in underlying investment companies.
[3]	The advisor contractually agrees to reduce its management or, if necessary, make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The advisor also contractually agrees to reduce its management fee or, if necessary, make payment to Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares, as applicable, in an amount equal to the amount by which expenses of the class exceed 0.75%, 0.50%, 0.65%, 0.25%, 0.05%, and 0.00%, respectively, of average annual net assets (on an annualized basis) attributable to the class. For purposes of this agreement, "expenses of the class" means all expenses attributable to the share class, excluding fund level expenses such as (a) advisory fees, (b) acquired fund fees, (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and (g) short dividend expense. This agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[4]	The distributor contractually agrees to waive 0.10% of Rule 12b-1 fees for Class Class R4 shares. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.